(13) EQUITY METHOD INVESTEES (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Campos Novos Energia S.A. ("ENERCAN") [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Current assets	R$ 219,117	R$ 208,326
Cash and cash equivalents	77,290	66,519
Noncurrent assets	982,032	1,033,320
Current liabilities	390,817	385,271
Borrowings and debentures	133,548	137,225
Other financial liabilities	7,131	5,869
Noncurrent liabilities	383,699	496,953
Borrowings and debentures	255,756	383,358
Other financial liabilities	25,513	26,936
Equity	426,632	359,422
Net operating revenue	650,900	591,875	R$ 580,430
Operational costs and expenses	(192,780)	(188,756)	(273,339)
Depreciation and amortization	(49,110)	(50,051)	(52,773)
Interest income	5,573	4,793	32,849
Interest expense	(33,399)	(46,042)	(31,135)
Income tax expense	(126,313)	(101,484)	(88,229)
Profit (loss) for the year	R$ 252,941	R$ 208,100	R$ 176,113
Equity Interests and voting capital	48.72%	48.72%	48.72%
BAESA - Energetica Barra Grande S.A. [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Current assets	R$ 66,863	R$ 68,956
Cash and cash equivalents	18,315	17,425
Noncurrent assets	915,379	966,664
Current liabilities	72,383	50,639
Borrowings and debentures		0
Other financial liabilities	35,944	34,832
Noncurrent liabilities	285,269	284,391
Borrowings and debentures		0
Other financial liabilities	271,267	272,079
Equity	624,591	700,590
Net operating revenue	286,378	321,142	R$ 412,329
Operational costs and expenses	(201,494)	(214,448)	(265,955)
Depreciation and amortization	(50,832)	(50,609)	(50,621)
Interest income	1,850	4,176	4,906
Interest expense	(31,533)	(53,946)	(27,986)
Income tax expense	(1,124)	(1,229)	(25,442)
Profit (loss) for the year	R$ 2,999	R$ 3,164	R$ 47,385
Equity Interests and voting capital	25.01%	25.01%	25.01%
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Current assets	R$ 294,877	R$ 327,084
Cash and cash equivalents	96,130	18,269
Noncurrent assets	470,864	502,618
Current liabilities	93,512	152,168
Borrowings and debentures	35,660	34,473
Other financial liabilities	1,416	1,346
Noncurrent liabilities	216,233	224,933
Borrowings and debentures	115,842	151,964
Other financial liabilities		0
Equity	455,996	452,601
Net operating revenue	560,203	840,005	R$ 789,402
Operational costs and expenses	(319,024)	(562,097)	(518,352)
Depreciation and amortization	(34,690)	(34,525)	(35,640)
Interest income	3,990	5,106	6,102
Interest expense	(13,972)	(17,491)	(26,197)
Income tax expense	(38,983)	(38,740)	(39,892)
Profit (loss) for the year	R$ 158,839	R$ 197,481	R$ 177,458
Equity Interests and voting capital	53.34%	53.34%	53.34%
Chapecoense Geracao S.A. ("Chapecoense") [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Current assets	R$ 379,359	R$ 345,737
Cash and cash equivalents	240,645	184,002
Noncurrent assets	2,472,085	2,604,162
Current liabilities	451,803	424,635
Borrowings and debentures	138,759	138,706
Other financial liabilities	75,668	74,156
Noncurrent liabilities	1,652,152	1,782,993
Borrowings and debentures	913,308	1,045,402
Other financial liabilities	731,113	734,630
Equity	747,489	742,271
Net operating revenue	881,458	863,861	R$ 829,525
Operational costs and expenses	(195,973)	(191,749)	(186,638)
Depreciation and amortization	(124,244)	(117,858)	(126,811)
Interest income	16,309	15,729	24,639
Interest expense	(163,977)	(191,818)	(183,237)
Income tax expense	(136,830)	(124,284)	(123,307)
Profit (loss) for the year	R$ 276,370	R$ 249,510	R$ 236,570
Equity Interests and voting capital	51.00%	51.00%	51.00%